Commitments And Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 14. COMMITMENTS AND CONTINGENCIES
Manufacturing, Supply and Other Service Agreements
Our subsidiaries contract with various third party manufacturers, suppliers and service providers to provide raw materials used in our subsidiaries’ products and semi-finished and finished goods, as well as certain packaging, labeling services, customer service support, warehouse and distribution services. If, for any reason, we are unable to obtain sufficient quantities of any of the finished goods or raw materials or components required for our products or services needed to conduct our business, it could have an adverse effect on our business, financial condition, results of operations and cash flows.
In addition to the manufacturing and supply agreements described above, we have agreements with various companies for clinical development services. Although we have no reason to believe that the parties to these agreements will not meet their obligations, failure by any of these third parties to honor their contractual obligations may have a material adverse effect on our business, financial condition, results of operations and cash flows.
Jubilant HollisterStier Laboratories LLC (JHS)
During the second quarter of 2016, we entered into a new agreement with JHS (JHS Agreement). Pursuant to the JHS Agreement, JHS fills and lyophilizes the XIAFLEX® bulk drug substance, which is manufactured by the Company, and produces sterile diluent. The initial term of the JHS agreement is three years, with automatic renewal provisions thereafter for subsequent one-year terms, unless or until either party provides notification prior to expiration of the then current term of the contract. The Company is required to purchase a specified percentage of its total forecasted volume of XIAFLEX® from JHS each year, unless JHS is unable to supply XIAFLEX® within the timeframe established under such forecasts. Amounts purchased pursuant to the JHS Agreement were $5.6 million and $6.3 million for the years ended December 31, 2017 and 2016. Amounts purchased in 2015 were not material.
Milestones and Royalties
See Note 11. License and Collaboration Agreements for a description of future milestone and royalty commitments pursuant to our material acquisitions, license and collaboration agreements.
Legal Proceedings and Investigations
We and certain of our subsidiaries are involved in various claims, legal proceedings, internal and governmental investigations (collectively, proceedings) that arise from time to time in the ordinary course of our business, including, among others, those relating to product liability, intellectual property, regulatory compliance, consumer protection and commercial matters. While we cannot predict the outcome of these proceedings and we intend to vigorously prosecute or defend our position as appropriate, there can be no assurance that we will be successful or obtain any requested relief and an adverse outcome in any of these proceedings could have a material adverse effect on our current and future financial position, results of operations and cash flows. Matters that are not being disclosed herein are, in the opinion of our management, immaterial both individually and in the aggregate with respect to our financial position, results of operations and cash flows. If and when such matters, in the opinion of our management, become material either individually or in the aggregate, we will disclose such matters.
We believe that certain settlements and judgments, as well as legal defense costs, relating to certain product liability or other matters are or may be covered in whole or in part under our insurance policies with a number of insurance carriers. In certain circumstances, insurance carriers reserve their rights to contest or deny coverage. We intend to contest vigorously any and all such disputes with our insurance carriers and to enforce our rights under the terms of our insurance policies. Accordingly, we will record receivables with respect to amounts due under these policies only when the resolution of any dispute has been reached and realization of the potential claim for recovery is considered probable. Amounts recovered under our insurance policies will likely be less than the stated coverage limits and may not be adequate to cover damages and/or costs relating to claims. In addition, there is no guarantee that insurers will pay claims or that coverage will otherwise be available.
As of December 31, 2017, our reserve for loss contingencies totaled $1,298.2 million, of which $1,087.2 million relates to our liability accrual for vaginal mesh cases and other mesh-related matters. During the fourth quarter of 2017, the Company recorded a total increase to its legal reserves of approximately $200 million related to testosterone-related product liability matters and LIDODERM®-related antitrust matters, which reflects the Company’s conclusion that a loss is probable with respect to these matters. The reserve for LIDODERM®-related matters includes an estimated loss for, among other matters, a settlement in principle of all remaining claims filed against EPI in multidistrict litigation (MDL) No. 2521, which is further discussed below under the heading “Other Antitrust Matters.” The testosterone-related reserve includes an estimated loss for, among other matters, all testosterone-related product liability cases filed in MDL No. 2545 and in other courts. These cases are further discussed below under the heading “Product Liability and Related Matters.” Although we believe there is a reasonable possibility that a loss in excess of the amount recognized exists, we are unable to estimate the possible loss or range of loss in excess of the amount recognized at this time.
Product Liability and Related Matters
We and certain of our subsidiaries have been named as defendants in numerous lawsuits in various U.S. federal and state courts, as well as in Canada and other countries, alleging personal injury resulting from the use of certain products of our subsidiaries. These and other related matters are described below in more detail.
Vaginal Mesh. In October 2008, the FDA issued a Public Health Notification (October 2008 Public Health Notification) regarding potential complications associated with transvaginal placement of surgical mesh to treat pelvic organ prolapse (POP) and stress urinary incontinence (SUI). The notification provided recommendations and encouraged physicians to seek specialized training in mesh procedures, to advise their patients about the risks associated with these procedures and to be diligent in diagnosing and reporting complications.
In July 2011, the FDA issued an update to the October 2008 Public Health Notification to further advise the public and the medical community of the potential complications associated with transvaginal placement of surgical mesh to treat POP and SUI. In the July 2011 update, the FDA stated that adverse events are not rare and questioned the relative effectiveness of transvaginal mesh as a treatment for POP as compared to non-mesh surgical repair. The July 2011 update continued to encourage physicians to seek specialized training in mesh procedures, to consider and to advise their patients about the risks associated with these procedures and to be diligent in diagnosing and reporting complications. In January 2016, the FDA issued a statement reclassifying surgical mesh for transvaginal POP repair from Class II to Class III. Surgical mesh for SUI repair remains a Class II device.
Since 2008, we and certain of our subsidiaries, including AMS and/or Astora, have been named as defendants in multiple lawsuits in the U.S. in various state and federal courts (including a federal MDL pending in the U.S. District Court for the Southern District of West Virginia (MDL No. 2325)), and in Canada and other countries, alleging personal injury resulting from the use of transvaginal surgical mesh products designed to treat POP and SUI. In January 2018, a representative proceeding (class action) was filed in the Federal Court of Australia against American Medical Systems, LLC. In the various class action and individual complaints, plaintiffs claim a variety of personal injuries, including chronic pain, incontinence, inability to control bowel function and permanent deformities, and seek compensatory and punitive damages, where available.
We and certain plaintiffs’ counsel representing mesh-related product liability claimants have entered into various Master Settlement Agreements (MSAs) and other agreements to resolve up to approximately 71,000 filed and unfiled mesh claims handled or controlled by the participating counsel. These MSAs and other agreements were entered into at various times between June 2013 and the present, were solely by way of compromise and settlement and were not in any way an admission of liability or fault by us or any of our subsidiaries.
All MSAs are subject to a process that includes guidelines and procedures for administering the settlements and the release of funds. In certain cases, the MSAs provide for the creation of qualified settlement funds (QSFs) into which funds may be deposited pursuant to certain schedules set forth in those agreements. All MSAs have participation requirements regarding the claims represented by each law firm party to the MSA. In addition, one agreement gives us a unilateral right of approval regarding which claims may be eligible to participate under that settlement. To the extent fewer claims than are authorized under an agreement participate, the total settlement payment under that agreement will be reduced by an agreed-upon amount for each such non-participating claim. Funds deposited in QSFs are included in restricted cash and cash equivalents in the Consolidated Balance Sheets.
Distribution of funds to any individual claimant is conditioned upon the receipt of documentation substantiating the validity of the claim, a full release and dismissal of the entire action or claim as to all AMS parties and affiliates. Prior to receiving funds, an individual claimant is required to represent and warrant that liens, assignment rights or other claims identified in the claims administration process have been or will be satisfied by the individual claimant. Confidentiality provisions apply to the amount of settlement awards to participating claimants, the claims evaluation process and procedures used in conjunction with award distributions, and the negotiations leading to the settlements.
In June 2017, the MDL court entered a case management order which, among other things, requires plaintiffs in newly-filed MDL cases to provide expert disclosures on specific causation within one hundred twenty (120) days of filing a claim (the Order). Under the Order, a plaintiff's failure to meet the foregoing deadline may be grounds for the entry of judgment against such plaintiff. In July 2017, a similar order was entered in Minnesota state court.
Beginning in the second quarter of 2017, the Company aggressively pursued a settlement strategy in connection with the mesh litigation. Consequently, the Company increased its mesh liability accrual by $775.5 million in the second quarter of 2017, which is expected to cover approximately 22,000 known U.S. mesh claims, subject to a claims validation process for all resolved claims, as well as all of the international mesh liability claims of which the Company is aware and other mesh-related matters. This increase reflected the Company’s conclusion that a loss was probable with respect to all unsettled mesh-related matters of which we were aware, and our current liability accrual applies to such matters. Although the Company believes it has appropriately estimated the probable total amount of loss associated with all matters as of the date of this report, it is reasonably possible that further claims may be filed or asserted and adjustments to our liability accrual may be required. This could have a material adverse effect on our business, financial condition, results of operations and cash flows.
The following table presents the changes in the QSFs and mesh liability accrual balance during the year ended December 31, 2017 (in thousands):

	Qualified Settlement Funds	Mesh Liability Accrual
Balance as of January 1, 2017	$275,987	$963,117
Additional charges	—	775,474
Cash contributions to Qualified Settlement Funds	668,306	—
Cash distributions to settle disputes from Qualified Settlement Funds	(632,176)	(632,176)
Cash distributions to settle disputes	—	(19,243)
Other	1,697	—
Balance as of December 31, 2017	$313,814	$1,087,172
As of December 31, 2017, $876.7 million of the mesh liability accrual amount shown above is classified in the Current portion of the legal settlement accrual in the Consolidated Balance Sheets, with the remainder classified as Long-term legal settlement accrual, less current portion. Charges related to vaginal mesh liability and associated legal fees and other expenses for all periods presented are reported in Discontinued operations, net of tax in our Consolidated Statements of Operations.
To date, the Company has made total mesh liability payments of approximately $2.9 billion, $313.8 million of which remains in the QSFs as of December 31, 2017. We expect to fund into the QSFs the remaining payments under all settlement agreements during 2018 and 2019. As the funds are disbursed out of the QSFs from time to time, the liability accrual will be reduced accordingly with a corresponding reduction to restricted cash and cash equivalents. In addition, we may pay cash distributions to settle disputes separate from the QSFs, which will also decrease the liability accrual and decrease cash and cash equivalents.
We were contacted in October 2012 regarding a civil investigation initiated by a number of state attorneys general into mesh products, including transvaginal surgical mesh products designed to treat POP and SUI. In November 2013, we received a subpoena relating to this investigation from the state of California, and we have subsequently received additional subpoenas from California and other states. We are currently cooperating with these investigations.
We will continue to vigorously defend any unresolved claims and to explore other options as appropriate in our best interests. Similar matters may be brought by others or the foregoing matters may be expanded. We are unable to predict the outcome of these matters or to estimate the possible range of any additional losses that could be incurred.
Testosterone. Various manufacturers of prescription medications containing testosterone, including our subsidiaries Endo Pharmaceuticals Inc. (EPI) and Auxilium Pharmaceuticals, Inc. (subsequently converted to Auxilium Pharmaceuticals, LLC and hereinafter referred to as Auxilium), have been named as defendants in multiple lawsuits alleging personal injury resulting from the use of such medications, including FORTESTA® Gel, DELATESTRYL®, TESTIM®, TESTOPEL®, AVEED® and STRIANT®. Plaintiffs in these suits generally allege various personal injuries, including pulmonary embolism, stroke or other vascular and/or cardiac injuries, and seek compensatory and/or punitive damages, where available.
As of February 20, 2018, we were aware of approximately 1,300 testosterone cases (some of which may have been filed on behalf of multiple plaintiffs) pending against one or more of our subsidiaries. Many of these cases have been coordinated in a federal MDL pending in the U.S. District Court for the Northern District of Illinois (MDL No. 2545). In addition, there are cases pending against EPI and/or Auxilium in the Philadelphia Court of Common Pleas (PCCP) and in certain other state courts.
In November 2015, the MDL court entered an order granting defendants’ motion to dismiss claims involving certain testosterone products that were approved pursuant to Abbreviated New Drug Applications (ANDAs), including TESTOPEL®. Plaintiffs filed a motion for reconsideration and clarification of this order. In March 2016, the MDL court granted plaintiffs’ motion in part and entered an order permitting certain claims to go forward to the extent they are based on allegations of fraudulent off-label marketing.
The first MDL trial against Auxilium involving TESTIM® took place in November 2017 and resulted in a defense verdict. The first PCCP trial against Auxilium involving TESTIM® was scheduled for January 2018 but resolved prior to trial. The next PCCP trial against Auxilium involving TESTIM® is set for July 2018, with approximately fourteen other PCCP trials involving one or more of our subsidiaries scheduled to follow by January 2019; in some of these cases, another pharmaceutical manufacturer is also named as a defendant.
In February 2018, counsel for plaintiffs and counsel for Auxilium and EPI signed a memorandum of understanding regarding a potential settlement, subject to certain contingencies and conditions. The MDL court subsequently entered a case management order directing that proceedings involving these parties be temporarily stayed so that the parties may devote their efforts to finalizing a master settlement agreement. A fourth quarter 2017 increase to the Company’s legal reserves includes, among other things, an estimated loss for all testosterone-related product liability claims filed in MDL No. 2545 and in other courts. Although the Company believes it has appropriately estimated the probable total amount of loss associated with testosterone-related product liability matters as of the date of this report, it is reasonably possible that further claims may be filed or asserted and adjustments to our liability accrual may be required. This could have a material adverse effect on our business, financial condition, results of operations and cash flows.
The MDL also includes a lawsuit filed in November 2014 in the U.S. District for the Northern District of Illinois against EPI, Auxilium and various other manufacturers of testosterone products on behalf of a proposed class of health insurance companies and other third party payers that claim to have paid for certain testosterone products. After a series of motions to dismiss, plaintiffs filed a third amended complaint in April 2016, asserting civil claims for alleged violations of the Racketeer Influenced and Corrupt Organizations Act (RICO) and for negligent misrepresentation based on defendants’ marketing of certain testosterone products. The court denied a motion to dismiss this complaint in August 2016 and the case is currently in discovery. In November 2017, plaintiff filed a motion to certify a nationwide class of third party payers. This lawsuit is not part of the potential settlement described above.
We will continue to vigorously defend any unresolved claims and to explore other options as appropriate in our best interests. Similar matters may be brought by others or the foregoing matters may be expanded. We are unable to predict the outcome of these matters or to estimate the possible range of any additional losses that could be incurred.
Unapproved Drug Litigation
In September 2013, the State of Louisiana filed a petition for damages against certain of our subsidiaries, including EPI, and more than 50 other pharmaceutical companies in Louisiana state court (19th Judicial District) alleging that the defendants or their subsidiaries marketed products that were not approved by the FDA and seeking damages, fines, penalties, attorneys’ fees and costs under various causes of action. In October 2015, the district court entered judgment for defendants on their exception for no right of action. The State appealed, and in October 2016 the Louisiana First Circuit Court of Appeals reversed the dismissal as to the State’s Medicaid Assistance Program Integrity Law (MAPIL) and Louisiana Unfair Trade Practices Act (LUTPA) claims but affirmed the dismissal as to the State’s other claims. The State’s petition for rehearing was denied in December 2016. Both sides applied to the Louisiana Supreme Court for a writ of certiorari to review the First Circuit’s decision. Those writs were denied in March 2017. In May 2017, defendants filed exceptions for no cause of action in the district court. In August 2017, the court sustained defendants’ exception as to the MAPIL claim but overruled defendants’ exception as to the LUTPA claim. The State then filed a motion seeking reconsideration with respect to the MAPIL claim, and defendants filed a motion for clarification with respect to the court’s ruling on the LUTPA claim. In October 2017, the court denied the State’s motion and entered final judgment against the State with respect to the MAPIL claim. The court also granted defendants’ motion for clarification and dismissed the State’s LUTPA claim insofar as it sought civil penalties for alleged violations occurring before June 2, 2006. In October 2017, defendants applied for a supervisory writ to the Louisiana First Circuit Court of Appeals on the district court’s August 2017 order overruling defendants’ exception on the State’s LUTPA claim.
In March 2017, the State of Mississippi filed a complaint against our subsidiary EPI in Mississippi state court (Hinds County Chancery Court) alleging that EPI marketed products that were not approved by the FDA and seeking damages, penalties, attorneys’ fees, costs and other relief under various causes of action. In April 2017, EPI removed the case to the U.S. District Court for the Southern District of Mississippi. In May 2017, the State moved to remand the case to state court, and that motion was granted in October 2017. In November 2017, EPI filed a motion to dismiss the State’s complaint on various grounds. In January 2018, the State filed a motion for leave to amend its complaint. In February 2018, following an unopposed motion by the State, the court consolidated the State’s case against EPI with five substantially similar cases brought by the State against other defendants. The consolidation is solely for purposes of coordinated pretrial proceedings and discovery, not for trial.
We will continue to vigorously defend the foregoing matters and to explore other options as appropriate in our best interests. Similar matters may be brought by others or the foregoing matters may be expanded. We are unable to predict the outcome of these matters or to estimate the possible range of any losses that could be incurred.
Opioid-Related Matters
Since 2014, multiple U.S. states, counties, other governmental persons or entities and private plaintiffs have filed suit against our subsidiaries EHSI and EPI, in some instances the Company and/or our subsidiary Par Pharmaceutical, Inc. (PPI), and/or various other manufacturers, distributors and/or others, asserting claims relating to defendants’ alleged sales, marketing and/or distribution practices with respect to prescription opioid medications, including certain of our products. As of February 20, 2018, the cases of which we were aware include, but are not limited to, cases filed by the states of Delaware, Kentucky, Mississippi, Missouri, New Mexico and Ohio; approximately 465 cases filed by counties, cities, Native American tribes and/or other government-related persons or entities in Alabama, Arizona, Arkansas, California, Colorado, Connecticut, Florida, Georgia, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maryland, Massachusetts, Michigan, Minnesota, Mississippi, Missouri, Montana, Nevada, New Hampshire, New Jersey, New Mexico, New York, North Carolina, North Dakota, Ohio, Oregon, Pennsylvania, South Carolina, South Dakota, Tennessee, Texas, Washington, West Virginia, Wisconsin and Puerto Rico; approximately 25 cases filed by hospitals, health systems, unions, health and welfare funds or other third-party payers; and approximately eight cases alleging personal injury and/or wrongful death. We will continue to vigorously defend the foregoing matters and to explore other options as appropriate in our best interests. Similar matters may be brought by others or the foregoing matters may be expanded. We are unable to predict the outcome of these matters or to estimate the possible range of any losses that could be incurred.
Many of these cases have been coordinated in a federal MDL pending in the U.S. District Court for the Northern District of Ohio (MDL No. 2804). Other cases remain pending in various state courts. Certain cases filed in Connecticut, Illinois and New York state courts have been transferred to a single court within their respective state court systems for coordinated pretrial proceedings. Defendants have filed motions seeking similar relief in Pennsylvania.
The complaints in the cases assert a variety of claims including, but not limited to, claims for alleged violations of public nuisance, consumer protection, unfair trade practices, racketeering, Medicaid fraud and/or drug dealer liability statutes and/or common law claims for public nuisance, fraud/misrepresentation, strict liability, negligence and/or unjust enrichment. The claims are generally based on alleged misrepresentations and/or omissions in connection with the sale and marketing of prescription opioid medications and/or an alleged failure to take adequate steps to prevent abuse and diversion. Plaintiffs generally seek declaratory and/or injunctive relief; compensatory, punitive and/or treble damages; restitution, disgorgement, civil penalties, abatement, attorneys’ fees, costs and/or other relief. Certain of the cases are brought as putative class actions.
Defendants, including the company’s subsidiaries, have filed motions to dismiss in certain cases. For the most part, these motions remain pending. In a case filed by the City of Chicago in June 2014, defendants have answered the city’s claims for consumer fraud (deceptive practices) and misrepresentation; defendants’ motion to dismiss other claims remains pending. The case is now part of MDL 2804. In a case filed in May 2014 in California state court (Orange County) in the name of the People of the State of California, acting by and through County Counsel for Santa Clara County and the Orange County District Attorney, following a hearing in January 2018, the court denied defendants’ motions to dismiss the fourth amended complaint but struck certain material from that complaint. In February 2018, plaintiffs filed a motion for leave to file a fifth amended complaint.
In March 2017, the Boone County Commission filed suit in the U.S. District Court for the Southern District of West Virginia against multiple defendants, including our subsidiary Generics Bidco I, LLC, for the alleged violation of federal and state safety laws designed to monitor, detect and prevent the diversion of controlled substances. The complaint generally seeks compensatory and punitive damages for the alleged creation of a public nuisance. In December 2017, the case was transferred to MDL 2804 for pretrial purposes.
In addition to the lawsuits described above, the Company and/or its subsidiaries have received certain subpoenas, civil investigative demands (CIDs) and informal requests for information concerning the sale, marketing and/or distribution of prescription opioid medications, including the following:
In September 2017, the Department of Justice for the State of Oregon and the Office of the Attorney General for the Commonwealth of Massachusetts issued CIDs to EHSI and EPI on behalf of a multistate group which we understand currently includes the District of Columbia and the following additional states: Alabama, Arizona, California, Colorado, Connecticut, Florida, Georgia, Hawaii, Idaho, Illinois, Iowa, Kansas, Louisiana, Maine, Maryland, Michigan, Minnesota, Nebraska, Nevada, New York, North Carolina, North Dakota, Pennsylvania, Rhode Island, South Dakota, Tennessee, Texas, Utah, Vermont, Virginia, West Virginia, Wisconsin and Wyoming. Our subsidiaries are currently cooperating with this investigation. We understand that these recent CIDs superseded prior subpoenas and/or CIDs issued by certain of the foregoing states.
Other states are conducting their own investigations outside of the multistate group. For example, in August 2015, our subsidiary EPI received a subpoena from the New Hampshire Attorney General’s office seeking documents and information regarding sales and marketing of opioids, including OPANA® ER. We were cooperating with the investigation until we learned that the Attorney General was being assisted by outside counsel hired on a contingency fee basis. The Attorney General initiated an action in New Hampshire Superior Court to enforce the subpoena despite this contingency fee arrangement, and we (along with other companies that had received similar subpoenas) responded by filing a motion for protective order to preclude the use of contingency fee counsel. In addition, we filed a separate motion seeking declaratory relief. In March 2016, the Superior Court granted the motion for protective order on the grounds that the contingency fee agreement was invalid as ultra vires and that the Attorney General’s office had acted outside of its statutory authority in entering into the agreement with the contingency fee counsel. In April 2016, both the Attorney General and the companies that had received subpoenas, including EPI, appealed, in part, the March 2016 Superior Court order to the New Hampshire Supreme Court. In June 2017, the New Hampshire Supreme Court reversed the Superior Court’s protective order ruling and remanded the case to the Superior Court. We resumed cooperation with the investigation and in December 2017, the Attorney General issued a second subpoena to EPI seeking additional documents and information regarding sales and marketing of opioids. In October 2017, we filed a petition for certiorari seeking U.S. Supreme Court review of the New Hampshire Supreme Court’s decision. Other states investigating outside of the multistate group include New Jersey (subpoena received by EPI in March 2017); Washington (CID received by the Company, EHSI and EPI in August 2017); Indiana (CID received by EHSI and EPI in November 2017); Montana (CID received by EHSI and EPI in January 2018); Alaska (CID received by EPI in February 2018); and South Carolina (CID received by EHSI and EPI in February 2018). We are cooperating with these investigations.
In January 2018, our subsidiary EPI received a federal grand jury subpoena from the U.S. District Court for the Southern District of Florida in connection with an investigation being conducted by the U.S. Attorney’s Office for the Southern District of Florida in conjunction with the U.S. Food and Drug Administration. The subpoena seeks information related to OPANA® ER and other oxymorphone products. EPI is cooperating with the investigation.
Similar investigations may be brought by others or the foregoing matters may be expanded or result in litigation. We are unable to predict the outcome of these matters or to estimate the possible range of any losses that could be incurred.
Generic Drug Pricing Matters
In December 2014, our subsidiary Par received a grand jury subpoena from the Antitrust Division of the DOJ issued by the U.S. District Court for the Eastern District of Pennsylvania. The subpoena requested documents and information focused primarily on product and pricing information relating to Par’s authorized generic version of Lanoxin (digoxin) oral tablets and Par’s generic doxycycline products, and on communications with competitors and others regarding those products. Par is cooperating with the investigation.
In December 2015, EPI received interrogatories and a subpoena from the Connecticut Attorney General’s Office requesting documents and information regarding pricing of certain of generic products, including doxycycline hyclate, amitriptyline hydrochloride, doxazosin mesylate, methotrexate sodium and oxybutynin chloride. EPI is cooperating with this investigation.
We are unable to predict the outcome of the foregoing investigations, which may involve additional requests for information or result in litigation. In addition, investigations or litigations similar to these matters described above may be brought by others or the foregoing matters may be expanded. We are also unable to predict the ultimate legal and financial liability, if any, and at this time cannot reasonably estimate the possible loss or range of loss, if any, for these matters but will explore all options as appropriate in our best interests.
Since April 2017, certain private plaintiff cases alleging price-fixing and other anticompetitive conduct with respect to at least 18 different generic pharmaceutical products have been consolidated and/or coordinated for pretrial proceedings in a federal MDL pending in the U.S. District Court for the Eastern District of Pennsylvania under the caption In re Generic Pharmaceuticals Pricing Antitrust Litigation (MDL No. 2724). The various cases included in the MDL involve different groups of defendants. Our subsidiary PPI is named as a defendant in proposed class actions relating to six of these products: digoxin, doxycycline hyclate, divalproex ER, propranolol, baclofen and amitriptyline hydrochloride. Among the private plaintiff lawsuits now consolidated and/or coordinated in the MDL, the earliest lawsuits naming the Company and/or its subsidiaries were filed in November 2016 and related to digoxin and doxycycline.
The private plaintiffs in the MDL include alleged direct purchasers, end-payers, and indirect purchaser resellers, and they purport to represent not only themselves but also all others similarly situated. At the MDL court’s direction, in August 2017, private plaintiffs filed separate consolidated amended class action complaints as to each product and each type of purchaser (direct purchasers, end-payers and indirect purchaser resellers), except the propranolol direct purchaser plaintiffs are attempting to proceed on a consolidated amended complaint filed in the U.S. District Court for the Southern District of New York prior to MDL transfer (the Southern District of New York had denied a motion to dismiss this complaint). The MDL court has divided the various cases into three separate tranches for certain administrative and scheduling purposes, including briefing on motions to dismiss. As to the six products in the first tranche (which include digoxin, doxycycline hyclate and divalproex ER), defendants filed motions to dismiss in October 2017; those motions remain pending. Defendants have also asserted that they are entitled to move the MDL court to dismiss the propranolol direct purchaser consolidated amended complaint; the MDL court has taken this issue under advisement. Defendants moved to stay discovery in all cases pending rulings on their motions to dismiss; in February 2018, the Court denied that motion with certain exceptions.
In December 2016, the Attorney General for the State of Connecticut, leading a coalition of 20 state attorneys general, filed a complaint in the U.S. District Court for the District of Connecticut alleging price-fixing and other anticompetitive conduct with respect to doxycycline hyclate delayed release and glyburide against certain manufacturers of those products. The Company and its subsidiaries were not named in that complaint, or in an amended complaint filed on behalf of 40 states in March 2017, or in a separate lawsuit filed by four more states and the District of Columbia in the same court in July 2017. In August 2017, the state cases were transferred to MDL No. 2724. In October 2017, the state plaintiffs filed a motion for leave to (1) consolidate their two cases, (2) add Alaska and the Commonwealth of Puerto Rico as plaintiffs, and (3) assert additional claims against existing and new defendants. The proposed amended complaint would add new allegations and claims against 14 new defendants, including our subsidiary Par Pharmaceutical Companies, Inc. (subsequently renamed Endo Generics Holding, Inc. but referred to as Par in this Commitments and Contingencies note), relating to 13 additional products. As to our subsidiary, the proposed amended complaint alleges anticompetitive conduct with respect to doxycycline monohydrate. The proposed amended complaint also alleges that the defendants engaged in an overarching conspiracy to restrain trade across the generic pharmaceutical industry and seeks to hold all defendants, including our subsidiary, jointly and severally liable for harm caused by the alleged anticompetitive activity concerning the 15 drugs at issue. The proposed amended complaint seeks declaratory and injunctive relief, disgorgement and other equitable relief, compensatory and treble damages, civil penalties, costs and attorneys’ fees. Defendants have opposed the states’ motion for leave to file their proposed consolidated amended complaint, and the court has not yet ruled on the issue.
In January 2018, The Kroger Co., Albertsons Companies, LLC, and H.E. Butt Grocery Company LP filed a lawsuit in the U.S. District Court for the Eastern District of Pennsylvania against PPI, as well as numerous other manufacturers of generic pharmaceuticals, alleging anticompetitive conduct relating to thirty separate generic pharmaceutical products, including seven products allegedly manufactured by PPI: digoxin, doxycycline hyclate, doxycycline monohydrate, divalproex ER, propranolol, baclofen and amitriptyline hydrochloride. The complaint alleges an overarching conspiracy among all named defendants to engage in price-fixing for all thirty products, as well as product-specific conspiracies relating to each individual product, in violation of federal antitrust law. The complaint seeks monetary damages, including treble damages, attorneys’ fees, and injunctive relief.
We will continue to vigorously defend the foregoing matters and to explore other options as appropriate in our best interests. Similar matters may be brought by others or the foregoing matters may be expanded. We are unable to predict the outcome of these matters or to estimate the possible range of any losses that could be incurred.
Other Pricing Matters
Beginning in December 2015, two complaints, including a class action complaint, were filed in the PCCP against us and certain of our subsidiaries, including Par, along with other manufacturers of generic pharmaceutical products, seeking compensatory and punitive or treble damages, as well as injunctive relief, and alleging that certain marketing and pricing practices by the defendant companies violated state law, including consumer protection law. The class action complaint was subsequently removed to the U.S. District Court for the Eastern District of Pennsylvania, and the plaintiff filed an amended complaint. In September 2017, the district court dismissed the amended complaint with prejudice. The case in the PCCP has been stayed pending final resolution of the class action. We will continue to vigorously defend this matter and to explore other options as appropriate in our best interests.
In March 2016, EPI received a CID from the U.S. Attorney’s Office for the Southern District of New York. The CID requested documents and information regarding contracts with pharmacy benefit managers regarding FROVA®. We are cooperating with this investigation.
Similar matters may be brought by others or the foregoing matters may be expanded. We are unable to predict the outcome of these matters or to estimate the possible range of any losses that could be incurred.
Other Antitrust Matters
Beginning in November 2013, multiple direct and indirect purchasers of LIDODERM® filed a number of cases against our subsidiary EPI and co-defendants Teikoku Seiyaku Co., Ltd. and Teikoku Pharma USA, Inc. (collectively, Teikoku), and Actavis plc and certain of its subsidiaries (collectively, Actavis), which was subsequently acquired by Teva Pharmaceuticals Industries Ltd and its subsidiaries from Allergan plc. Plaintiffs generally alleged that EPI, Teikoku and Actavis entered into an anticompetitive conspiracy to restrain trade through the settlement of patent infringement litigation concerning U.S. Patent No. 5,827,529 (the ‘529 patent) and other patents. Some complaints also alleged that Teikoku wrongfully listed the ‘529 patent in FDA’s Approved Drug Products with Therapeutic Equivalence Evaluations (Orange Book) as related to LIDODERM®, that EPI and Teikoku commenced sham patent litigation against Actavis and that EPI abused the FDA citizen petition process by filing a citizen petition and amendments solely to interfere with generic companies’ efforts to obtain FDA approval of their versions of LIDODERM®. The complaints asserted claims under Sections 1 and 2 of the Sherman Act (15 U.S.C. §§ 1, 2), and/or various state antitrust and consumer protection statutes, as well as common law claims, and generally sought damages, treble damages, disgorgement of profits, restitution, injunctive relief and attorneys’ fees. The cases were consolidated and/or coordinated in April 2014 in a federal MDL in the U.S. District Court for the Northern District of California (MDL No. 2521). The MDL court certified classes of direct and indirect purchasers in February 2017. In June 2017, defendants moved for summary judgment on all claims, and plaintiffs also moved for partial summary judgment on certain elements of their claims. In November 2017, the court granted defendants’ motion in part, ruling in defendants’ favor on the issues of infringement and derivation and also limiting the time period at issue. Defendants’ motions for summary judgment were denied in all other respects. The court also granted plaintiffs’ motions for summary judgment on the issues of agreement and relevant market. EPI settled with certain plaintiffs in October 2017 and reached an agreement in principle with all remaining plaintiffs in February 2018. Settlements with the direct and indirect purchaser classes will be subject to court approval.
Beginning in June 2014, multiple direct and indirect purchasers of OPANA® ER filed cases against our subsidiaries EHSI and EPI and other pharmaceutical companies, including Impax Laboratories Inc. (Impax) and Penwest Pharmaceuticals Co., which our subsidiary EPI had acquired. Some cases were filed on behalf of putative classes of direct and indirect purchasers, while others were filed on behalf of individual retailers or health care benefit plans. All cases have been consolidated and/or coordinated for pretrial proceedings in a federal MDL pending in the U.S. District Court for the Northern District of Illinois (MDL No. 2580). Plaintiffs generally allege that an agreement reached by EPI and Impax to settle patent infringement litigation concerning multiple patents pertaining to OPANA® ER and EPI’s introduction of the re-formulation of OPANA® ER violated antitrust laws. The complaints assert claims under Sections 1 and 2 of the Sherman Act, various state antitrust and consumer protection statutes and state common law. Plaintiffs generally seek damages, treble damages, disgorgement of profits, restitution, injunctive relief and attorneys’ fees. In February 2016, the MDL court issued orders (i) denying defendants’ motion to dismiss the claims of the direct purchasers, (ii) denying in part and granting in part defendants’ motion to dismiss the claims of the indirect purchasers, but giving them permission to file amended complaints and (iii) granting defendants’ motion to dismiss the complaints filed by certain retailers, but giving them permission to file amended complaints. In response to the MDL court’s orders, the indirect purchasers filed an amended complaint to which the defendants filed a renewed motion to dismiss certain claims, and certain retailers also filed amended complaints. The court has dismissed the indirect purchaser unjust enrichment claims arising under the laws of the states of California, Rhode Island and Illinois. The cases are currently in discovery. We will continue to vigorously defend these matters and to explore other options as appropriate in our best interests.
Beginning in February 2009, the FTC and certain private plaintiffs, including distributors and retailers, filed suit against our subsidiary, Par, and others alleging violations of antitrust law arising out of Par’s settlement of certain patent litigation concerning the generic version of AndroGel®. Generally, the complaints seek damages, treble damages, equitable relief, and attorneys’ fees and costs. The cases have been consolidated and/or coordinated for pretrial proceedings in a federal MDL pending in the U.S. District Court for the Northern District of Georgia (MDL No. 2084). In September 2012, the district court granted summary judgment to defendants on plaintiffs’ claims of sham litigation. In May 2016, plaintiffs representing a putative class of indirect purchasers voluntarily dismissed their case against Par with prejudice. In February 2017, the FTC voluntarily dismissed its claims against Par with prejudice. Claims by a putative class of direct purchasers and certain specific alleged direct purchasers or their assignees are still pending. In September 2017, Par moved for summary judgment on all remaining claims. We will continue to vigorously defend these matters and to explore other options as appropriate in our best interests.
In February 2018, an alleged indirect purchaser filed a proposed class action against our subsidiary PPI and others alleging a conspiracy to delay generic competition and monopolize the market for Zetia® (ezetimibe) and its generic equivalents. The complaint asserts claims under Sections 1 and 2 of the Sherman Act, various state antitrust and consumer protection statutes and state common law and seeks injunctive relief, damages, treble damages, attorneys’ fees and costs. We intend to vigorously defend this matter and to explore other options as appropriate in our best interests.
In November 2014, EPI received a CID from Florida’s Office of the Attorney General seeking documents and other information concerning EPI’s agreement with Actavis settling the LIDODERM® patent litigation, as well as information concerning marketing and sales of LIDODERM®. EPI received similar CIDs from South Carolina’s Office of the Attorney General in February 2016 and from Alaska’s Office of the Attorney General in February 2015. The Alaska CID was also directed to EHSI and included requests for documents and information concerning agreements with Actavis and Impax settling the OPANA® ER patent litigation.
In February 2015, Par and affiliates received a CID from the Office of the Attorney General for the State of Alaska seeking production of certain documents and information regarding Par’s settlement of the AndroGel® patent litigation as well as documents produced in the aforementioned litigation filed by the FTC.
We are cooperating with each of the foregoing investigations.
A fourth quarter 2017 increase to the Company’s legal reserves includes, among other things, an estimated loss for certain LIDODERM®-related claims. We will continue to vigorously defend any unresolved claims and to explore other options as appropriate in our best interests. Similar matters may be brought by others or the foregoing matters may be expanded. We are unable to predict the outcome of these matters or to estimate the possible range of any additional losses that could be incurred.
False Claims Act Litigation
Beginning in July 2006, the Attorneys General of Florida, Indiana and Virginia and the U.S. Office of Personnel Management (the USOPM) issued subpoenas, and the Attorneys General of Michigan, Tennessee, Texas and Utah issued CIDs, to our subsidiary Par, among other companies. The demands generally requested documents and information pertaining to allegations that certain of Par’s sales and marketing practices caused pharmacies to substitute ranitidine capsules for ranitidine tablets, fluoxetine tablets for fluoxetine capsules and two 7.5 mg buspirone tablets for one 15 mg buspirone tablet, under circumstances in which some state Medicaid programs at various times reimbursed the new dosage form at a higher rate than the dosage form being substituted. The aforementioned subpoenas and CIDs culminated in a qui tam action by Bernard Lisitza asserting claims under federal and state law on behalf of the U.S. and several states. The complaint was unsealed in August 2011. Lisitza’s corrected second amended complaint generally sought (i) a finding that defendants violated, and an order that they be enjoined from future violations of, the federal False Claims Act and state false claims acts; (ii) treble damages and maximum civil penalties for each violation of the federal False Claims Act and state false claims acts; (iii) an applicable percentage share of the proceeds; and (iv) expenses, fees and costs. The U.S. intervened in this action and filed a separate complaint in September 2011, alleging claims for violations of the federal False Claims Act and common law fraud. The U.S.’s second corrected complaint generally sought (i) treble damages and civil penalties for violations under the federal False Claims Act and (ii) compensatory and punitive damages for common law fraud. The states of Michigan and Indiana also intervened, asserting claims under their respective state false claim acts, as well as common law fraud and unjust enrichment claims. Michigan’s complaint generally sought treble damages, civil penalties and common law compensatory and punitive damages. Indiana’s amended complaint generally sought treble damages, costs and attorneys’ fees. In August 2017, the court granted summary judgment against Lisitza, precluding him from serving as the relator and entering judgment against all plaintiffs on whose behalf he had filed suit. The court also granted summary judgment as to the intervenors’ claims for violation of the federal False Claims Act and for common law fraud and declined to exercise supplemental jurisdiction over the remaining claims. Lisitza appealed the court’s summary judgment rulings in September 2017 but dismissed his appeal in October 2017. All remaining claims by Lisitza and the intervening states have since been resolved and the matter is now concluded.
Securities Litigation
In May 2016, a putative class action entitled Craig Friedman v. Endo International plc, Rajiv Kanishka Liyanaarchchie de Silva and Suketu P. Upadhyay was filed in the U.S. District Court for the Southern District of New York by an individual shareholder on behalf of himself and all similarly situated shareholders. In August 2016, the court appointed Steamfitters’ Industry Pension Fund and Steamfitters’ Industry Security Benefit Fund as lead plaintiffs in the action. In October 2016, plaintiffs filed a second amended complaint that, among other things, added Paul Campanelli as a defendant, and we filed a motion to dismiss. In response, and without resolving the motion, the Court permitted lead plaintiffs to file a third amended complaint. The amended complaint alleged violations of Sections 10(b) and 20(a) of the Exchange Act based on the Company’s revision of its 2016 earnings guidance and certain disclosures about its generics business, the integration of Par and its subsidiaries, certain other alleged business issues and the receipt of a CID from the U.S. Attorney’s Office for the Southern District of New York regarding contracts with pharmacy benefit managers concerning FROVA®. Lead plaintiffs sought class certification, damages in an unspecified amount and attorneys’ fees and costs. We filed a motion to dismiss the third amended complaint in December 2016. In January 2018, the Court granted our motion and dismissed the case with prejudice. In February 2018, lead plaintiffs filed a motion for relief from the judgment and leave to file a fourth amended complaint.
In February 2017, a putative class action entitled Public Employees’ Retirement System of Mississippi v. Endo International plc was filed in the Court of Common Pleas of Chester County, Pennsylvania by an institutional purchaser of shares in our June 2, 2015 public offering, on behalf of itself and all similarly situated purchasers. The lawsuit alleges violations of Sections 11, 12(a)(2) and 15 of the Securities Act of 1933 against Endo, certain of its current and former directors and officers, and the underwriters who participated in the offering, based on certain disclosures about Endo’s generics business. In March 2017, defendants removed the case to the U.S. District Court for the Eastern District of Pennsylvania. In August 2017, the court remanded the case back to the Chester County Court of Common Pleas. In October 2017, plaintiff filed an amended complaint, and defendants moved to partially stay the case pending the resolution of a pending U.S. Supreme Court case that could impact the state court’s jurisdiction. Defendants’ motion for a partial stay was granted in November 2017. In December 2017, defendants filed preliminary objections to the amended complaint.
In April 2017, a putative class action entitled Phaedra A. Makris v. Endo International plc, Rajiv Kanishka Liyanaarchchie de Silva and Suketu P. Upadhyay was filed in the Superior Court of Justice in Ontario, Canada by an individual shareholder on behalf of herself and similarly-situated Canadian-based investors who purchased Endo’s securities between January 11 and May 5, 2016. The statement of claim generally seeks class certification, declaratory relief, damages, interest and costs based on alleged violations of the Ontario Securities Act. The statement of claim alleges negligent misrepresentations concerning the Company’s revenues, profit margins and earnings per share; its receipt of a subpoena from the State of Connecticut regarding doxycycline hyclate, amitriptyline hydrochloride, doxazosin mesylate, methotrexate sodium and oxybutynin chloride; and the erosion of the Company’s U.S. generic pharmaceuticals business.
In August 2017, a putative class action entitled Bier v. Endo International plc, et al. was filed in the U.S. District Court for the Eastern District of Pennsylvania by an individual shareholder on behalf of himself and all similarly situated shareholders. The original complaint alleged violations of Section 10(b) and 20(a) of the Exchange Act against Endo and four current and former directors and officers, based on the Company’s decision to remove reformulated OPANA® ER from the market. In December 2017, SEB Investment Management AB was appointed lead plaintiff in the action. In February 2018, the lead plaintiff filed an amended complaint, which added claims alleging violations of Sections 11 and 15 of the Securities Act in connection with the June 2015 offering. The amended complaint named the Company, EHSI and twenty current and former directors, officers and employees of Endo as defendants. Defendants have not yet responded to the amended complaint.
In November 2017, a putative class action entitled Pelletier v. Endo International plc, Rajiv Kanishka Liyanaarchchie De Silva, Suketu P. Upadhyay, and Paul V. Campanelli was filed in the U.S. District Court for the Eastern District of Pennsylvania by an individual shareholder on behalf of himself and all similarly situated shareholders. The lawsuit alleges violations of Section 10(b) and 20(a) of the Exchange Act in connection with the allegations of anticompetitive conduct asserted in In re Generic Pharmaceuticals Pricing Antitrust Litigation, MDL No. 2724. In January 2018, the Chief Judge of the Eastern District of Pennsylvania designated Pelletier as related to Bier and reassigned Pelletier to the judge overseeing Bier. A lead plaintiff has not yet been selected.
We will continue to vigorously defend the foregoing matters and to explore other options as appropriate in our best interests. Similar matters may be brought by others or the foregoing matters may be expanded. We are unable to predict the outcome of these matters or to estimate the possible range of any losses that could be incurred.
VASOSTRICT® Related Matters
In July 2016, Fresenius Kabi USA, LLC (Fresenius) filed a complaint against Par and its affiliate Par Sterile Products, LLC in the U.S. District Court for the District of New Jersey alleging that Par and its affiliate engaged in an anticompetitive scheme to exclude competition from the market for vasopressin solution for intravenous injection in view of Par’s VASOSTRICT® (vasopressin) product. The complaint alleges violations of Sections 1 and 2 of the Sherman Antitrust Act, as well as state antitrust and common law, based on assertions that Par and its affiliate entered into exclusive supply agreements with one or more active pharmaceutical ingredient (API) manufacturers and that, as a result, Fresenius has been unable to obtain vasopressin API in order to file an ANDA to obtain FDA approval for its own vasopressin product. Fresenius seeks actual, treble and punitive damages, attorneys’ fees and costs, and injunctive relief. In September 2016, Par and its affiliate filed a motion to dismiss, which the district court denied in February 2017. The case is currently in discovery.
In August 2017, our subsidiaries PPI and Par Sterile Products, LLC filed a complaint for actual, exemplary and punitive damages, injunctive relief and other relief against QuVa Pharma, Inc. (QuVa), Stuart Hinchen, Peter Jenkins, and Mike Rutkowski in the U.S. District Court for the District of New Jersey. The complaint alleges misappropriation in violation of the federal Defend Trade Secrets Act, New Jersey’s Trade Secrets Act and New Jersey common law, as well as unfair competition, breach of contract, breach of fiduciary duty, breach of the duty of loyalty, tortious interference with contractual relations and breach of the duty of confidence in connection with VASOSTRICT®, a vasopressin-based cardiopulmonary drug. In October 2017, defendants answered the complaint and QuVa asserted counterclaims against PPI and Par Sterile Products, LLC alleging unfair competition under New Jersey common law and seeking declaratory judgment of non-infringement as to five U.S. Patents assigned to PPI that are listed in FDA’s Orange Book for VASOSTRICT®. The counterclaims seek actual, exemplary, and punitive damages, injunctive relief and other relief. We filed a motion to dismiss the unfair competition counterclaim in November 2017. Briefing on that motion has been completed but no ruling has been issued. Also in November 2017, we filed a motion for preliminary injunction seeking various forms of relief, including an order prohibiting defendants, and all persons working in concert with them, from selling or offering for sale any product that competes with a Par product and was developed and/or is manufactured using Par’s trade secrets. Briefing on that motion has been completed and a hearing on that motion was held in February 2018. In January 2018, we filed a first amended complaint adding five former employees of Par Sterile Products, LLC as defendants and numerous causes of action against some or all of those former employees, including misappropriation under the federal Defend Trade Secrets Act, New Jersey’s Trade Secrets Act and New Jersey common law, as well as breach of contract, breach of the duty of loyalty and breach of the duty of confidence.
In October 2017, Endo Par Innovation Company, LLC (EPIC) and Par Sterile Products, LLC (PSP) filed a complaint in the United States District Court for the District of Columbia challenging the legality of the FDA’s Interim Policy on Compounding Using Bulk Drug Substances Under Section 503B of the Federal Food, Drug, and Cosmetic Act (January 2017) with respecting to listing of vasopressin in Category 1 of the Interim Policy. The complaint contends that the Interim Policy is unlawful because it is inconsistent with the Federal, Food, Drug, and Cosmetic Act, including, but not limited to, Section 503B of that Act. The complaint seeks (i) a declaration that FDA’s Interim Policy and its listing of vasopressin in Category 1 of the Interim Policy are unlawful, and (ii) an order enjoining and vacating the Interim Policy and FDA’s listing of vasopressin in Category 1 of the Interim Policy. In January 2018, EPIC and PSP agreed to a temporary stay of the litigation in light of the FDA’s announcement that forthcoming guidance will address the concerns set forth in the Company’s complaint.
We will continue to vigorously defend or prosecute the foregoing matters as appropriate, to protect our intellectual property rights, to pursue all available legal and regulatory avenues and to explore other options as appropriate in our best interests. Similar matters may be brought by others or the foregoing matters may be expanded. We are unable to predict the outcome of these matters or to estimate the possible range of any losses that could be incurred.
Paragraph IV Certifications on OPANA® ER
In late 2012, two patents (U.S. Patent Nos. 8,309,122 and 8,329,216) were issued to EPI covering OPANA® ER (oxymorphone hydrochloride extended-release tablets CII). In December 2012, EPI filed a complaint against Actavis in U.S. District Court for the Southern District of New York for patent infringement based on its ANDA for a non-INTAC® technology version of OPANA® ER. In May 2013 and June 2013, EPI filed similar suits in the U.S. District Court for the Southern District of New York against the following applicants for non-INTAC® technology OPANA® ER: Roxane Laboratories, Inc. (Roxane) and Ranbaxy Laboratories Limited, which was acquired by Sun Pharmaceutical Industries Ltd. (Ranbaxy). Those suits allege infringement of U.S. Patent Nos. 7,851,482, 8,309,122 and 8,329,216. In July 2013, Actavis and Roxane were granted FDA approval to market all strengths of their respective non-INTAC® technology formulations of OPANA® ER. In September 2013, Actavis launched its generic version of non-crush-resistant OPANA® ER 5, 10, 20, 30 and 40 mg tablets. A trial in this case was held from March 2015 through April 2015 in the U.S. District Court for the Southern District of New York. In August 2015, the District Court ruled that all defendants infringed the claims of U.S. Patent Nos. 8,309,122 and 8,329,216. The District Court also ruled that the defendants failed to show that U.S. Patent Nos. 8,309,122 and 8,329,216 were invalid, enjoined the defendants from launching their generic products until the expiration of those patents and directed Actavis to withdraw its generic product within 60 days. In October 2015, the District Court tolled the 60-day period until it decided two pending post-trial motions. In April 2016, the District Court issued an order upholding its August 2015 ruling in EPI’s favor and confirming the prior injunction against the manufacture or sale of the generic version of the non-INTAC® technology OPANA® ER currently offered by Actavis and the additional approved but not yet marketed generic version of the product developed by Roxane. The defendants filed appeals to the Court of Appeals for the Federal Circuit. EPI continued its suit for damages for Actavis’s sales of its infringing generic version of OPANA® ER. In August 2017, EPI settled the damages portion of this suit with Actavis. As a result of that settlement, EPI received $25 million from Actavis in August 2017. We intend to continue vigorously asserting our intellectual property rights and to oppose any such appeal.
From September 21, 2012 through October 30, 2013, EPI and its partner Grünenthal received Paragraph IV Notices from each of Teva Pharmaceuticals USA, Inc., Amneal Pharmaceuticals, LLC (Amneal), ThoRx Laboratories, Inc. (ThoRx), Actavis, Impax and Ranbaxy (now Sun Pharmaceutical Industries Ltd.), advising of the filing by each such company of an ANDA for a generic version of the formulation of OPANA® ER with INTAC® technology. These Paragraph IV Notices refer to U.S. Patent Nos. 7,851,482, 8,075,872, 8,114,383, 8,192,722, 8,309,060, 8,309,122 and 8,329,216, which variously cover the formulation of OPANA® ER, a highly pure version of the active pharmaceutical ingredient and the release profile of OPANA® ER. EPI filed lawsuits against each of these filers in the U.S. District Court for the Southern District of New York. Each lawsuit was filed within the 45-day deadline to invoke a 30-month stay of FDA approval pursuant to the Hatch-Waxman legislative scheme. A trial in this case was held from March 2015 through April 2015 in the U.S. District Court for the Southern District of New York against the remaining filers. In August 2015, the District Court issued an Opinion holding that all defendants infringed the claims of U.S. Patent Nos. 8,309,060, 8,309,122 and 8,329,216. The Opinion also held that the defendants had shown that U.S. Patent No. 8,309,060 was invalid, but that the defendants had failed to show that U.S. Patent Nos. 8,309,122 and 8,329,216 were invalid. The District Court also issued an Order enjoining the defendants from launching their generic products until the expiration of U.S. Patent Nos. 8,309,122 and 8,329,216. The defendants filed appeals to the Court of Appeals for the Federal Circuit. An argument was held at the Federal Circuit on this appeal in December 2017. No opinion has yet been issued. We intend to continue to vigorously assert our intellectual property and oppose appeals by the defendants. However, there can be no assurance that we and/or Grünenthal will be successful. If we are unsuccessful and Teva, Amneal, ThoRx, Actavis or Impax is able to obtain FDA approval of its product, generic versions of OPANA® ER INTAC® technology may be launched prior to the applicable patents’ expirations in 2023. Additionally, we cannot predict or determine the timing or outcome of this defense but will explore all options as appropriate in our best interests.
In August 2014 and October 2014, the U.S. Patent Office issued U.S. Patent Nos. 8,808,737 and 8,871,779 respectively, which cover a method of using OPANA® ER and a highly pure version of the active pharmaceutical ingredient of OPANA® ER. In November 2014, EPI filed lawsuits against Teva, ThoRx, Actavis, Impax, Ranbaxy, Roxane, Amneal and Sandoz Inc. based on their ANDAs filed against both the INTAC® technology and non-INTAC® technology versions of OPANA® ER. Those lawsuits were filed in the U.S. District Court for the District of Delaware alleging infringement of these new patents, which expire in 2027 and 2029, respectively. On November 17, 2015, the District Court held the ‘737 patent invalid for claiming unpatentable subject matter. That patent has been dismissed from all suits and the suits administratively closed as to that patent, subject to appeal at the end of the case on the ‘779 patent. In July 2016, a three-day trial was held in the U.S. District Court for the District of Delaware against Teva and Amneal for infringement of the ‘779 patent. In October 2016, the District Court issued an Opinion holding that the defendants infringed the claims of U.S. Patent No. 8,871,779. The Opinion also held that the defendants had failed to show that U.S. Patent No. 8,871,779 was invalid. The District Court issued an Order enjoining the defendants from launching their generic products until the expiration of U.S. Patent No. 8,871,779 in November 2029. A trial for infringement of the ‘799 patent by Actavis was held in February 2017 in the same court (U.S. District Court for the District of Delaware) in front of the same judge. In August 2017, the District Court issued an Opinion holding that Actavis infringed the claims of U.S. Patent No. 8,871,779, and that Actavis had failed to show that U.S. Patent No. 8,871,779 was invalid. Teva, Amneal and Actavis have appealed these holdings. We have appealed the holding that the ‘737 patent is invalid.
We will continue to vigorously defend or prosecute the foregoing matters as appropriate, to protect our intellectual property rights, to pursue all available legal and regulatory avenues and to explore other options as appropriate in our best interests in defense of both the non-INTAC® technology formulation OPANA® ER and the INTAC® technology formulation OPANA® ER, including enforcement of the product’s intellectual property rights and approved labeling. We are unable to predict the outcome of these matters or to estimate the possible range of any losses that could be incurred.
Other Proceedings and Investigations
Proceedings similar to those described above may also be brought in the future. Additionally, we are involved in, or have been involved in, arbitrations or various other proceedings that arise from the normal course of our business. We cannot predict the timing or outcome of these other proceedings. Currently, neither we nor our subsidiaries are involved in any other proceedings that we expect to have a material effect on our business, financial condition, results of operations and cash flows.
Leases
We lease certain fixed assets under capital leases that expire through 2024. We lease automobiles, machinery and equipment and facilities under certain noncancelable operating leases that expire through 2028. These leases are renewable at our option.
On October 28, 2011, our subsidiary EPI entered into a lease agreement for a new Company headquarters in Malvern, Pennsylvania. The initial term of the lease was through 2024 and includes three renewal options, each for an additional 60-month period. This lease is accounted for as a direct financing arrangement whereby the Company recorded, over the construction period, the full cost of the asset in Property, plant and equipment, net. A corresponding liability was also recorded, net of leasehold improvements paid for by the Company, and is being amortized over the expected lease term through monthly rental payments using an effective interest method. At December 31, 2017, there was a liability of $38.4 million related to this arrangement, $4.6 million of which is included in Accounts payable and accrued expenses and $33.8 million of which is included in Other liabilities in the accompanying Consolidated Balance Sheet.
A summary of minimum future rental payments required under capital and operating leases as of December 31, 2017 are as follows (in thousands):

	Capital Leases (1)(2)	Operating Leases
2018	$6,713	$13,888
2019	6,633	14,120
2020	6,564	13,505
2021	6,681	11,758
2022	6,831	11,212
Thereafter	14,126	23,703
Total minimum lease payments	$47,548	$88,186
Less: Amount representing interest	4,168
Total present value of minimum payments	$43,380
Less: Current portion of such obligations	6,713
Long-term capital lease obligations	$36,667
__________

(1)	The direct financing arrangement is included under Capital Leases.

(2)
We have entered into agreements to sublease certain properties. Most significantly, we sublease approximately 90,000 square feet of our Malvern, Pennsylvania headquarters and substantially all of our Chesterbrook, Pennsylvania facility. As of December 31, 2017, we expect to receive approximately $25.2 million in future minimum rental payments over the remaining terms of the Malvern and Chesterbrook subleases from 2018 until 2024. Amounts included in this table have not been reduced by the minimum sublease rentals.

Expenses incurred under operating leases were $18.7 million, $22.2 million and $20.1 million for the years ended December 31, 2017, 2016 and 2015, respectively.